Provisions for Legal Proceedings - Summary of Principal Proceedings for Which Deem Risk of Loss as Possible (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Legal proceedings contingent liability, civil, regulatory and environmental [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	R$ 5,409,238	R$ 4,912,077
Legal proceedings contingent liability, civil, regulatory and environmental [member] | Civil [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	3,258,113	2,865,572
Legal proceedings contingent liability, civil, regulatory and environmental [member] | Labor [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	990,913	1,061,910
Legal proceedings contingent liability, civil, regulatory and environmental [member] | Regulatory [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	699,301	606,133
Legal proceedings contingent liability, civil, regulatory and environmental [member] | Environmental [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	460,911	378,462
Legal Proceedings Contingent Liability, Tax [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	11,485,863	11,002,725
Legal Proceedings Contingent Liability, Tax [member] | Federal income taxes [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	3,372,743	2,766,174
Legal Proceedings Contingent Liability, Tax [member] | ICMS - State VAT [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	2,684,248	2,652,709
Legal Proceedings Contingent Liability, Tax [member] | IRRF - Withholding tax [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	982,134	914,545
Legal Proceedings Contingent Liability, Tax [member] | PIS and COFINS - Revenue taxes [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	1,408,519	838,343
Legal Proceedings Contingent Liability, Tax [member] | INSS - Social security and other [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	260,712	556,252
Legal Proceedings Contingent Liability, Tax [member] | IPI - Excise tax credit - NT [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	490,500	523,121
Legal Proceedings Contingent Liability, Tax [member] | Goodwill Rumo [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	529,788	512,120
Legal Proceedings Contingent Liability, Tax [member] | Penalties related to tax positions [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	449,039	429,249
Legal Proceedings Contingent Liability, Tax [member] | MP 470 - Tax installments [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	297,902	290,389
Legal Proceedings Contingent Liability, Tax [member] | Foreign financial operation [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	290,220	280,414
Legal Proceedings Contingent Liability, Tax [member] | Compensation with IPI - IN 67/98 [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	134,642	132,270
Legal Proceedings Contingent Liability, Tax [member] | Stock option [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	67,991	65,776
Legal Proceedings Contingent Liability, Tax [member] | Financial transactions tax on loan [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	52,585	51,330
Legal Proceedings Contingent Liability, Tax [member] | Social security contributions [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	4,121	45,985
Legal Proceedings Contingent Liability, Tax [member] | Compensation credit award [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	43,121	41,350
Legal Proceedings Contingent Liability, Tax [member] | Other [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	R$ 417,598	R$ 902,698